Income Taxes - Schedule of Changes in Deferred Tax Assets and Liabilities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Balance Beginning	$ 5,000,504	$ 5,430,787
Recognized in profit or loss	(1,267,489)	(650,574)	$ 5,090,904
Recognized in other comprehensive income	422,107	230,717
Effect of change in consolidated entities, exchange rate and others	(24,176)	(10,426)
Balance Ending	4,130,946	5,000,504	5,430,787
Investment tax credits [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	542,115	656,480
Recognized in profit or loss	(148,453)	(132,840)
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	(7,934)	18,475
Balance Ending	385,728	542,115	656,480
Tax losses carryforwards [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	2,760,163	3,942,012
Recognized in profit or loss	(534,477)	(1,181,429)
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	(2,246)	(420)
Balance Ending	2,223,440	2,760,163	3,942,012
Unrealized loss and expenses [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	304,636	222,739
Recognized in profit or loss	(143,534)	81,893
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	(30)	4
Balance Ending	161,072	304,636	222,739
Inventories write-down [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	1,027,680	644,887
Recognized in profit or loss	(148,035)	386,558
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	(378)	(3,765)
Balance Ending	879,267	1,027,680	644,887
Foreign investment losses (gains) under the equity method [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	(1,049,091)	(890,153)
Recognized in profit or loss	5,605	(158,938)
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	0	0
Balance Ending	(1,043,486)	(1,049,091)	(890,153)
Remeasurement of defined benefit plans [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	194,838	155,930
Recognized in profit or loss	0	0
Recognized in other comprehensive income	(37,622)	38,908
Effect of change in consolidated entities, exchange rate and others	0	0
Balance Ending	157,216	194,838	155,930
Foreign operations-foreign currency translation differences [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	426,333	234,524
Recognized in profit or loss	0	0
Recognized in other comprehensive income	459,729	191,809
Effect of change in consolidated entities, exchange rate and others	0	0
Balance Ending	886,062	426,333	234,524
Others [Member]
Deferred tax assets and liabilities [abstract]
Balance Beginning	793,830	464,368
Recognized in profit or loss	(298,595)	354,182
Recognized in other comprehensive income	0	0
Effect of change in consolidated entities, exchange rate and others	(13,588)	(24,720)
Balance Ending	$ 481,647	$ 793,830	$ 464,368